Exhibit 99(e)

MONTHLY SERVICER CERTIFICATE

Pursuant to Section 3.01(b)(ii) of the Storm-Recovery Property Servicing Agreement, dated as of May 22nd, 2007 (the "Agreement"), between FLORIDA POWER & LIGHT COMPANY as Servicer (the "Servicer"), and FPL RECOVERY FUNDING LLC, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.

For the Monthly Period Ending: August 2007

A:  Billings and Remittances:
a)	kWh Consumption during Month: 10,223,402,839 KWH
b)	Applicable Storm-Recovery Charges: $0.000663357
c)	Total Storm-Recovery Charges Amount Invoiced this Month: $6,781,768
d)	Cumulative Storm-Recovery Charges Amount Invoiced this Remittance Period: $21,096,262.07
e)	Total Storm-Recovery Charges Remitted this Month: $8,054,016.68
f)	Cumulative Storm-Recovery Charges Amount Remitted this Remittance Period: $17,999,644.78

B.  Balances in Subaccounts (at end of month):
a)	Collection Account Balance: $18,038,978.51
b)	Reserve Subaccount Balance: $0.00
c)	Capital Subaccount Balance: $3,293,444.48
d)	Defeasance Subaccount Balance: $0.00

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer Certificate this 12th day of September 2007.

FLORIDA POWER & LIGHT COMPANY,
as Servicer

By:	JERRY SOBEL

Name:	Jerry Sobel
Title:	Director Corporate Accounting.